Provisions (Tables)	6 Months Ended
Jun. 30, 2023
Provisions [abstract]
Summary of Provisions

	Legal proceedings	Dilapidations	Total

	(in thousands)
	£	£	£
Balance at December 31, 2022	4,100	46	4,146
Additions	—	21	21
Reverse unused	(46)	—	(46)
Utilized	(801)	(9)	(810)
Transfer from prepayments, accrued income and other receivables	(247)	—	(247)
Effect of foreign currency exchange differences	(6)	—	(6)

Balance at June 30, 2023	3,000	58	3,058

Classified as:
Current	3,000	—	3,000
Non-current	—	58	58

	3,000	58	3,058